SIGNIFICANT ACCOUNTING POLICIES - Revenue recognition (Details) - Franchise fees	12 Months Ended
Dec. 31, 2022 item
Franchising fees
Number of performance obligations	2
Minimum
Franchising fees
Estimate of time required to set up kindergartens and play-and-learn centers (in months)	7 months
Maximum
Franchising fees
Estimate of time required to set up kindergartens and play-and-learn centers (in months)	8 months